N-CSR24.SUB
                                  FORM  N-CSR/A
   CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INESTMENT COMPANIES



Investment Company Act file number                   811-2287

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/04

Date of reporting period:                            01/01/04 to 12/31/04






The registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on November 12, 2007 in order to restate certain financial disclosure information about The Valley Forge Fund, Inc. ("the Fund"). Additional information about such restatement is contained in Note 6 to the financial statements of the Fund.

Item 1.  Report to Shareholders.
                                                         Valley Forge Fund
                                                         1375 Anthony Wayne Dr.
                                                         Wayne PA 19087
                                                         December 31, 2004

Dear Shareholder:

Your Fund started 2004 at $8.89 per share. Results show that our net asset value per share advanced to $9.24 after paying a $0.13 dividend. This represents an increase in value of 5.4% this year as compared to the Dow Jones Industrial Average that has advanced 3.1%.

The Fund spent another $500,000 in the October November period to bring security holdings to 84 percent of its portfolio. It is expected that the market has somewhat further to go over the next two or three months. Our holdings will then be reduced and the cash will be held for future disciplined purchases as opportunities occur.

Financial figures for the year ended December 31, 2004 are attached.





Respectfully submitted,


Bernard B. Klawans
President


			2004 PERFORMANCE DISCUSSION

The Fund increased 5.4% in value in 2004 compared to the Dow Jones Industrial Average increase of 3.1%. Our communication securities including ADC Telecommunications, AT&T Corp. and Comcast Corp. about broke even. The same was true with regard to our basic material securities including Aleris International, Barrick Gold and Coeur D' Alene Mines. Our consumer stocks increased nicely,including Federal Agric Mtg Corp., Home Depot, McDonald's Corp., Pep Boys - Manny,Moe & Jack, Supervalue and Time Warner. Our industrials also performed well including Alexander & Baldwin, Duke Energy, Hercules Inc. and General Electric. Our manufacturing stocks including Abitibi Consolidated, Fedders Inc., General Motors and Newell Rubbermaid about broke even. Technology stocks including Arrow Electronics, Cisco Systems and EMC Corp. ended up about even.



                                     - 1 -



                                VALLEY FORGE FUND

                         EXPENSES - DECEMBER 31, 2004


As a shareholder of the Fund, you incur two types of costs: direct ones, such as wire and low balance fees; and indirect (ongoing) costs that include manage-ment fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in this Fund as compared to the ongoing costs of investing in any other mutual fund.

Actual Expenses: The first line of the following table provides actual values and expenses for a $1,000 account over the period July 1 to December 31, 2004. Simply divide your account value on July 1, by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to calculate the expenses you actually paid on your account over the past six months.

Hypothetical Example for Comparison Purposes: The second line of the table pro-vides hypothetical account values & expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. These hypo-thetical value and expenses may not be used for anything but comparison of on-going costs of investing in this Fund with an assumed rate of return of 5% hy-pothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire or low bal-ance fees. Therefore, the second line of the table is useful in paring ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your cost would be higher.
                     Beginning Account      Ending Account       Expenses Paid
                           Value                 Value          During Period *
                       July 1, 2004       December 31, 2004       July 1, 2004
                                                               December 31, 2004
Actual                  $1,000.00             $1,069.35               $6.33
Hypothetical **          1,000.00              1,019.90                6.29

 * Expenses are equal to the Fund's annualized expense ratio of 1.22% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one half year period).
 **   With a 5% return before expenses


                         TOP TEN HOLDINGS AND ASSET ALLOCATION

    Top Ten Holdings, % of Net Assets       Asset Allocation, % of Net Assets
    Comcast Corp. New Class A    6.61     Basic Materials                  6.01
    General Motors               5.97     Communications                  11.18
    Supervalu Inc.               5.14     Consumer Orientated             24.42
    Newell Rubbermaid Inc.       4.80     Industrials                     14.77
    Cisco Systems                4.80     Manufacturing                   16.34
    McDonalds Corp.              4.78     Technology                      11.64
    EMC Corporation              4.43     Cash & Cash Equivalents         14.90
    Hercules Incorporated        4.42     Other Assets Net of Liabilities  0.74
    The Home Depot Incorporated  4.24                                    _______
    Alexander & Baldwin Inc.     4.21                                    100.00%
                                ______                                   =======
                                49.40%
                                ======



                                      - 2 -



                               VALLEY FORGE FUND
                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

COMMON STOCKS:                      84.36%           Shares               Value

 Basic Materials                     6.01%
  Aleris International Inc. *                        21,300          $   360,396
  Barrick Gold Corp (Canadian)                        8,000              193,760
  Coeur D'Alene Mines Corporation *                  13,000               51,220
                                                                     ___________
                                                                         605,376
 Communications                     11.18%
  ADC Telecommunications *                          100,000              269,000
  AT&T Corp.                                         10,000              190,600
  Comcast Corp. New Class A *                        20,000              665,600
                                                                     ___________
                                                                       1,125,200
 Consumers                          24.42%
  Federal Agic Mtg Corp. Class C Non Voting          13,000              302,900
  The Home Depot Incorporated, Inc.                  10,000              427,400
  McDonalds Corp.                                    15,000              480,900
  Pep Boys - Manny, Moe & Jack                       20,000              341,400
  Supervalu Inc.                                     15,000              517,800
  Time Warner Inc. *                                 20,000              389,000
                                                                     ___________
                                                                       2,459,400
 Industrials                        14.77%
  Alexander & Baldwin Inc.                           10,000              424,200
  Duke Energy Corp.                                  10,000              253,300
  Hercules Incorporated *                            30,000              445,200
  General Electric Company                           10,000              365,000
                                                                      __________
                                                                       1,487,700
 Manufacturing                      16.34%%
  Abitibi Consolidated (Canadian)                    60,000              415,800
  Fedders Corp.                                      40,000              145,200
  General Motors Corp.                               15,000              600,900
  Newell Rubbernaid Inc.                             20,000              483,800
                                                                     ___________
                                                                       1,645,700
 Technology                         11.64%
  Arrow Electronics *                                10,000              243,000
  Cisco Systems *                                    25,000              483,000
  EMC Corporation *                                  30,000              446,400
                                                                     ___________
                                                                       1,172,400
                                                                     ___________
   Total Common Stocks                     (COST $ 8.671,882)        $ 8,495,776
                                                                     ___________

 SHORT TERM INVESTMENT:             14.90%
  Commerce Bank Certtificate of Deposit 3.443%s11/2009 **              1,500,000
                                                                       _________
   Total Short-Term Investment             (COST $ 1,500,000)        $ 1,500,000
                                                                     ___________
    Total Investments               99.26% (COST $10,171,882)          9,995,776
 Other Assets Less Liabilitits - Net 0.74%                                74,294
                                                                     ___________
    NET ASSETS                     100.00%                           $10,070,070
                                                                     ===========
     * Non-income producing during the year     ** Redeemable upon request
   The accompanying notes are an integral part of these financial statements
                                     - 3 -



                               VALLEY FORGE FUND
              STATEMENT OF ASSETS & LIABILITIES - DECENBER 31, 2004

ASSETS: Investments in securities at value (cost $10,171,882)       $ 9,995,776
  Cash and cash equivalents                                              65,230
  Dividends and interest receivable                                       9,651
  Receivable for investment sold                                        161,618
                                                                    ___________
           Total Assets                                              10,232,275
                                                                    ___________

LIABILITIES:
  Payable for inestments purchased                                      162,205
                                                                     __________
          Total Liabilities                                             162,205
                                                                    ___________

NET ASSETS:                                                         $10,070,070
                                                                    ===========
COMPOSITION OF NET ASSETS:
  Common stock                                                      $     1,090
  Paid in capital                                                    10,201,845
  Undistributed net investment income                                    43,241
  Net unrealized depreciation of investments                         (  176,106)
                                                                    ___________
   Net Assets  (Equivalent to $9.24 per share based on
               1,090,282 shares outstading) (Note 4)                $10,070,070
                                                                    ===========

          STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
  Dividens: (net of foreign taxes of $1,648))                        $  100.639
  Interest                                                               79,074
                                                                     __________
    Total Income:                                                       179,713
                                                                     __________
EXPENSES:
  Communications                                                          1,639
  Insurance expense                                                       1,541
  Investment advisory fee (Note 2)                                       93,376
  Non-interested directors' fees and expenses                             1,814
  Other expenses                                                          1,618
  Printing and mailing expenses                                           3,903
  Professional fees                                                       8,000
  Registration fees                                                       1,720
  Taxes                                                                   1,350
                                                                     __________
    Total Expenses:                                                     114,961
                                                                     __________
NET INVESTMENT INCOME:                                               $   64,752
                                                                     __________
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
  Net realized gain on investment securities                             78,617
  Net change in unrealized appreciation on investment securities        372,440
                                                                     __________
    Net realized and unrealized gain from investments:                  451,057
                                                                     __________
NET INCREASE IN NET ASSETS RESULTING FROM OPERAIONS:                 $  515,809
                                                                     ==========
   The accompanying notes are an integral part of these financial statements

                               VALLEY FORGE FUND
  STATEMENTS OF CHANGES IN NET ASSETS - YEARS ENDED DECEMJBER 31, 2004 & 2003

                                                          2004           2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Investment income - net                             $    64,752     $  104,954
 Net realized gain from investment transactions           78,617        197.164
 Unrealized appreciation on investments                  372,440      1,657,118
                                                     ___________    ___________
  Net increase in net assets resulting fron operations   515,809      1,959,236
                                                     ___________    ___________

 Distributions to shareholders                          (143,368)      (157,198)
 Capital share transactions (Note 4)                     174,120        387,474
                                                     ___________    ___________
  Total Increase                                         546,561      2,189,512

NET ASSETS:
 Beginning of year                                   $ 9,523,509    $ 7,333,997
                                                     ___________    ___________
 End of year                                         $10,070,070    $ 9,523,509
                                                     ===========    ===========


                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management invest-ment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks. The following summarizes significant accounting policies followed by the Fund.
Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost which approximates market value. Securities Transactions & Investment Income: Security transactions are recorded on the dates transactions are entered into (the trade dates). Realized gains
& losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the accrual basis. Discount on fixed income securities is amortized. Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in re-classifications to paid in capital and may affect the per-share allocation be-tween net investment income and realized and unrealized gain/loss. Undistribu-ted net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
Federal Income Taxes: It is the Fund's intention to qualify as a regulated in-vestment company and distribute all of its taxable income. The Fund has com-plied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

                                VALLEY FORGE FUND
         NOTES TO FINANCIAL STATEMENTS (Continued) - DECEMBER 31, 2004

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Concentration of credit risk: The Company maintains its cash in bank deposit accounts at one financial institution. The balances, at times, may exceed depositor's insurance provided by the applicable guaranty agency.

2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, pay-able monthly, for proiding investment advice at anannual rate of 1% based on the average daily assets of the Fund. The fee will be accrued daily and paid month-ly. A management fee of $93,376 was paid for the year ended December 31, 2004. The Manager also provided transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge for the year ended December 31, 2004. Mr. Bernard Klawans is the sole owner, director and officer of the Manager and is also President of the Fund.

In addition, the Manager engaged in the following related party transactions during the year ended December 31, 2004. The sole shareholder of the Manager personally made various short-term loans to the Fund in order to assist the Fund in meeting redemption requests without having to sell portfolio investments. These loans were repaid without interest by the Fund. During the year ended December 31, 2004, $14,000 of loans were made to the Fund and repaid to the sole shareholder of the Manager without interest.

3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2004 were $2,698,688 and $1,016,759 respectively. At December 31, 2004, net unrealized depreciation for Federal income tax purposes aggregated $176.106 of which $890,734 related to unrealized appreciation of securities and $1,066,840 related to unrealized depreciation of securities. The cost of investments at December 31, 2004 for Federal income tax purposes was $8,671,882, excluding short-term investments.

4. CAPITAL SHARE TRANSACTIONS - As of December 31, 2004, there were 10,000,000 shares of $.001 per value capital stock authorized. The total par value plus paid-in capital equaled $10,202,935. Transactions in capital stock were as follows for the years ended:
                                        December 31, 2004     December 31, 2003
                                        Shares     Amount     Shares     Amount
                                       ------------------    ------------------
Shares sold                             87,857  $ 769,318     96,699  $ 749,201
Shares issued in dividend reinvestment  14,726    136,020     16,707    148,539
Shares redeemed                        (83,179)  (731,218)   (64,623)  (510,266)
                                       _________________________________________
Net increase                            19,404  $ 174,120     48,783  $ 387,474
                                       =========================================

5. FEDERAL INCOME TAXES - Income and long-term capital gsain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of December 31, 2004 the taxable components of distributable earnings were:

               Undistributed ordinary income         $   43,241
               Undistributed long-term capital gain  $        0
               Undistributed depreciation            $ (176,106)

The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:
                                               2004         2003
            Qualified dividends             $  74,427     $104,992
            Long-term capital gains         $  68,941     $ 52,206

6. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - The Fund's previously issued financial statements omitted disclosures in Note 1 regarding concentrations of credit risk and disclosures in Note 2 regarding related party transactions whereby the sole shareholder of the Manager made various short-term loans to the Fund in order to assist the Fund in meeting redemption requests without having to sell portfolio investments.

                               VALLEY FORGE FUND
                             FINANCIAL HIGHLIGHTS
              For a share of stock outstanding throughout the period

                                             For the Year Ended December 31
                                          2004    2003    2002    2001    2000
PER SHARE DATA:
Net Asset Value, Beginning of Year       $ 8.89  $ 7.18  $ 7.98  $ 7.00  $ 7.83
Income from Investment Operations:
 Net Investment Income                     0.13    0.14    0.15    0.31    0.36
 Net Realized & Unrealized Gain (Loss)     0.35    1.72   (0.78)   0.99   (0.32)
                                        ________________________________________
  Total From Investment Operations         0.48    1.86   (0.63)   1.30    0.04

Less Distributions                        (0.13)  <0.15>  (0.17)  (0.32)  (0.87)
                                        _______________________________________
Net Asset Value, End of Year               9.24    8.89  $ 7.18  $ 7.98  $ 7.00
Total Return                               5.40%  25.91%  (7.89)% 18.57%   0.51%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                   1.22%   1.32%   1.24%   1.26%   1.40%
Net Investment Income                      0.69%   1.31%   2.30%   3.90%   4.30%

SUPPLEMENTAL DATA:
Net Assets, End of Year in Thousands     $10,070 $ 9,524 $ 7,334 $ 7,182 $ 6,234
Portfolio Turnover Rate                   14.99%  16.27%  43.10%  75.45%  59.90%


                              ADDITIONAL INFORMATION

PROXY VOTING GUIDLINES:

The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to security securities is available without charge by calling 1-800-552-1948 or by visiting the Securities and Exchange Commission ("SEC") web site (http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE:
The Fund now files a complete schedule of investments with the SECn for the first and third quarters of each year on Form N-Q. These forms are available on the SEC's website at http://sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information concerning the operation of this Public Reference Room may be obtained by calling 1-800-723-0330.

















    The accompaning notes are an integral part of these financial statement

                              VALLEY FORGE FUND
                     ADDITIONA INFORMATION (Continued)

BOARD OF DIRECTORS:

The Fund's business and affairs are managed under the direction of Directors that are elected annually to servr for oneyear. Information pertaining to them is set forth below. The SAI published by the Fund contains additional informa-tion about these Directors, and is available without charge, by calling 1-800-548-1942. Each Director may be contacted by writing to the director
c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

INTERESTED DIRECTORS & OFFICERS:

 Name abd Age       Position      Term  of Office       Principal        Other
                   with  Fund      and Length of        Occupation     Director-
                                    Time Served        Past 5 Years      ships

Bernard B. Klawans  Director   Elected for One Year    President of       None
    Age 83          President  Served  Since Incep-    Valley Forge
                                tion 12/15/1972            Fund

Sandra K. Texter    Treasurer  Elected for One Year    System Analyst     None
    Age 54                         Served Since        Lockeed Martin
                                   Jan 30, 2001

INDEPENDENT DIRECTORS:

Victor J. Belanger  Director   Elected for One Year     Retired Chief     None
    Age 64                         Served Since         Financial Off
                                    08/18/1980         Linearizer Tech

Dr. James P. King   Director   Elected for One Year        President      None
    Age 72                     Served  Since Incep-    Desilube Tech Inc
                                 tion 12/15/1972

Donald A. Peterson  Director   Elected for One Year    Program  Manager  1 None
    Age 64            and          Served Since        DRS Technologies
                    Chairman        08/15/1974

"Interested persons" in the Fund as defined in the Investment Company Act of 1940. Mr. Klawans is an "Interested Person" through his ownership of the Fund's Investment Adviser. Sandra Texter because she is the daughter of Mr. Klawans.

















    The accompaning notes are an integral part of these financial statements

                              VALLEY FORGE FUND

                                PRIVACY POLICY


The Federal Securities and Exchange Commission has adopted a ruling regarding the "Privacy of Consumer Financial Information" known as Regulation S-P. This ruling states that financial institutions such as the Valley Forge Fund must provide you with this notice of our privacy policies and practices on an annual basis. The Fund is pleased to report that:

A. Information We Collect - The Fund's application forms contain names, address-es, phone numbers, W9 status, birth dates and social security or tax ID numbers for regular accounts. IRA application forms also contain beneficiary informa-tion. In addition, the Fund retains records of all of your security transac-tions such as your account balances and transaction histories.

B. Our Disclosure Statement - The Fund only discloses personal information about you while you are a shareholder or if you have left the Fund as required by law. And, since all transactions are handled internally, the number of employees that even see your information is limited. However, funds cannot be IRA trusees. Your Fund now uses Delaware Charter & Gurantee Corporation to provide this service that requires disclosure of your IRA shareholder name, address and account information to them. In this regard, the Fund has forwarded a letter requiring Delaware Charter to get permission from you if they wish to use such information other than that required by law.

You should call 1-800-548-1942 if there are any questions about the Fund's Reg-ulation S-P status.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of the Valley Forge Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Valley Forge Fund,Inc. ("the "Fund") including the schedule of investments , as of December 31,2004 and the related statement of operations for the year then ended, the statements ofchanges in net assets for each of the two years in the period then ended, andthe financial highlights for each of the four years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the year ended December 31,2000 was audited by other auditors whose report dated January 16, 2001 expressed an unqualified opinion on this information.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, verified by examination and by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Valley Forge Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 6 to the financial statements, the accompanying financial statements have been restated.

Abington Pennsylvania                                   s/ Sanville & Company
January 26, 2005, except for the information in
Note 6, as to which the date is November 2, 2007

Item 2. Code of Ethics.

                                 CODE OF ETHICS
Pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 the Vally Forge Fund, (the "Fund"), hereby adopts the following Code of Ethics that applies to the Fund's principal executive, financial and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to

a) Honest and ethical conduct, including the sthical handling of actual or apparent conflicts of interest between personal and professional relationships;

b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c) Compliance with all applicable governmental laws, rules and regulations;

d) Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3. Audit Committee Financial Expert.
The Fund is small and has had a flawless financial record since inception 34 years ago. The current principal executive officer has prepared all financial documents ever issued by the Fund, and has been doing so since the Fund's for-mation. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate total satisfacation with the reports he has received. Victor Belanger, retired Chief Financial Officer, Linearizer Technology Inc. in Hamilton NJ is an "independent" member of the Board of Directors of the Valley Forge Fund who has performed several independent audits including those of the Fund's securities held in self custodianship in the past twenty years. He always reported satisfactory findings to the Board of Direct-ors. This 34 year record is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances unless the Fund should exceed 15 million in total assets.

Items 4-8. (Reserved)

Item 9. Controls and Procedures.
Bernard B. Klawans is the president of the Fund. He handles all financial mat-ters of the Fund and has provided excellent internal control procedures to pro-duce accuracy and safety in all financial matters involving Fund operations. He is also president and owner of the Investment Adviser, the Valley Forge Manage-ment Corporation that has provided the function of Transfer Agent "pro bono" to the Fund. He has provided the additional control of requiring the signatures of either the Treasureer, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund.
Auditors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.

Item 10. Exhibits.
   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

   B. Certification.

                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-CSR of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, mis-leading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial infor-mation presented, fairly show in all material respects as of, and for the peri-ods included in this report. Cash flow information is not considered pertainent to this document or the registrant;

4. The Fund is small being under 15 million dollars in total assets. Mr. Klawans is the certifying officer of the Fund. The Board, in view of the small size of the Fund determined that the clean operation by him over the past 33 years, the continuing history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, made it unnecessary to have more certifying officers. Mr. Klawans therefore is respons-ible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the re-gistrant and has:
   a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known to him by all others associated with the Fund, particularly during the period which this report is being prepared;
   b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   c) Evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and Mr. Klawans have discused, based on their most recent evaluation, that:
   a) They were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrrant's ability to record, process, summarize, and report financial data; and
   b) There was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls;

6. The registrant's Board of Directors and Mr. Klawans hereby state in this re-port that there are no changes in internal controls or other factors that signi-ficantly affect internal controls subsequent to the date our most recent evalua-tion, including any corrective actions with regard to significant deficiencies and material weaknesses.

   Date:                                                  12/31/04
                                                      /s/ Bernard B. Klawans
                                                          President

                                   SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President

Date                                              12/31/04